Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Cost

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2023	2024
Right-of-use assets	$1,874	$3,228
Operating lease liabilities – current	$1,257	$1,027
Operating lease liabilities – non-current	683	2,172
Total operating lease liabilities	$1,940	$3,199

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2024 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.62
Weighted average discount rate	4.03%

Schedule of Future Minimum Payments Under the Operating Leases

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2024:

For the fiscal years ended December,	Amounts
2025	$1,133
2026	683
2027	647
2028	592
2029	408
Thereafter	—
Total lease payments	3,463
Less: imputed interest	(264)
Total operating lease liabilities, net of interest	$3,199